Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2023-08-01
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Aug. 31, 2023
Restatement Determination Date:: 2023-08-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Provision

In the event that the Company’s financial results for any reporting period require restatement so that the period’s financial performance measures are not met, and the restatement is necessary due to the executives’ misconduct, the OIP gives our Board the discretion and authority to “claw-back” or cancel unpaid annual and long-term incentive awards and to recover excess annual and long-term incentive awards that have been paid to any executive officer. The Compensation Committee adopted a new SEC-compliant clawback policy in August 2023 and further included reference to this clawback policy in the Executive Severance Policy.